Write downs and other provisions - Summary of Detailed Information About Write Downs And Other Provisions (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Detailed Information About Writedowns And Other Provisions [Abstract]
Provision for legal expenses	€ (53)	€ (276)	€ (12,257)	€ (2,484)	€ 409
Agnona disposal and write downs	0	(4,164)	(6,150)	(988)
Provision for restoration obligations for leased stores	(245)	316	(349)	(1,992)	(2,331)
Reversal/(Loss) allowance on trade receivables	101	(179)	498	(3,636)	(727)
Other provisions	(457)	1,129	(1,229)	2,922	1,632
Total write downs and other provisions	€ (654)	€ (3,174)	€ (19,487)	€ (6,178)	€ (1,017)